INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of components of (loss) / income before income tax

	Years ended December 31,
	2023	2024	2025

PRC	$1,795	$325	$(147)
Hong Kong	(9,307)	(3,887)	10,150
Singapore and other regions	(2,038)	1,034	(1,785)
Total	$(9,550)	$(2,528)	$8,218

Schedule of income tax expense / (benefit)

	Years ended December 31,
	2023	2024	2025
Current tax
PRC	$—	$—	$32
Hong Kong	—	—	14
Singapore and other regions	—	9	—
	—	9	46
Deferred tax
PRC	—	—	—
Hong Kong	—	—	(107)
Singapore and other regions	40	(48)	—
	40	(48)	(107)
Income tax expense / (benefit)	$40	$(39)	$(61)

Schedule of reconciliation of income tax expenses/(benefit)

	Year December 31, 2025
Income tax calculated at the statutory tax rate of the PRC	$2,055	25.0%
Domestic tax effects
R&D super deduction	(724)	(8.8)%
Changes in valuation allowance	761	9.3%
Other adjustments	30	0.4%
Foreign tax effects
Hong Kong
Statutory tax rate diﬀerence between Hong Kong and PRC	(563)	(6.9)%
Changes in valuation allowances	(1,647)	(20.0)%
Changes in unrecognized tax benefits	(107)	(1.3)%
Non-taxable income	(348)	(4.2)%
Other adjustments	35	0.4%
Singapore and other regions
Statutory tax rate diﬀerence between Singapore and other regions and PRC	359	4.3%
Changes in valuation allowances	88	1.1%
Income tax benefit	$(61)	(0.7)%

	Years ended December 31,
	2023	2024

Loss before income tax	$(9,550)	$(2,528)
Statutory income tax rate in the PRC	25%	25%
Income tax benefit at statutory tax rate	(2,387)	(632)
Non-deductible expenses	129	77
Statutory expense	(293)	(101)
R&D super deduction	(2,904)	(1,700)
Effect of preferential tax rates	(86)	50
Effect of income tax rate differences in jurisdictions other than the PRC	1,151	468
Prior year true up	(71)	88
Changes in valuation allowances	4,501	1,711
Income tax expense / (benefit)	$40	$(39)

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2024	2025
Deferred tax assets:
Allowance for credit losses	$158	$161
Write-down for inventory	18	56
Lease liabilities	1,538	834
Net operating loss carry forwards	36,108	33,315
Gross deferred tax assets	37,822	34,366
Less: Valuation allowance	(36,017)	(33,318)
Total deferred tax assets, net	$1,805	$1,048

Deferred tax liabilities:
Property and equipment, net	$(100)	$(77)
Acquired intangible assets	(268)	(244)
Operating lease ROU assets	(1,538)	(834)
Total deferred tax liabilities	$(1,906)	$(1,155)
Net deferred tax assets	—	—
Net deferred tax liabilities	$(101)	$(107)

Schedule of movement of valuation allowance

	Years ended December 31,
	2024	2025

Balance at beginning of the period	$34,500	$36,017
Additions / (deductions)	1,517	(547)
Decrease related to subsidiaries’ cancellation	—	(2,152)
Balance at end of the period	$36,017	$33,318